Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite-lived intangible assets, net	¥ 647,174	¥ 647,174
Definite-lived intangible assets	138,270	58,791
Accumulated amortization	(33,984)	(22,684)
Definite-lived intangible assets, net	104,286	36,107
Total intangible assets, net	751,460	683,281		$ 117,920
Amortization expenses	11,300	8,985	¥ 9,218
Software
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Definite-lived intangible assets	137,576	58,097
Accumulated amortization	(33,290)	(21,990)
Patents
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Definite-lived intangible assets	694	694
Accumulated amortization	(694)	(694)
Automotive Manufacturing Permission
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite-lived intangible assets, net	¥ 647,174	¥ 647,174